Note 4 - Segment and Revenue Information - Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Revenue from contracts with customers		$ 165,056	$ 177,078		$ 161,334
Revenue		165,056	177,078	[1]	161,334
Search [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		84,180	86,155		80,204
Advertising [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		71,508	68,813		58,240
Technology licensing and other [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	[2]	9,368	22,110		22,890
Browser and News [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		155,472	154,968		138,444
Revenue		155,472	154,968		138,444
Browser and News [member] | Search [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		84,180	86,155		80,204
Browser and News [member] | Advertising [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		71,292	68,813		58,240
Browser and News [member] | Technology licensing and other [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	[2]
All other segments [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		9,584	22,110		22,890
Revenue		9,584	22,110		22,890
All other segments [member] | Search [member]
Statement Line Items [Line Items]
Revenue from contracts with customers
All other segments [member] | Advertising [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		216
All other segments [member] | Technology licensing and other [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	[2]	9,368	22,110		22,890
Customer group 1 [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		76,184	74,572		67,882
Customer group 2 [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		16,281	17,758		17,017
Ireland [member]
Statement Line Items [Line Items]
Revenue		80,059	81,637		76,791
RUSSIAN FEDERATION
Statement Line Items [Line Items]
Revenue		15,239	17,265		17,356
Other geographical areas [member]
Statement Line Items [Line Items]
Revenue	[3]	$ 69,758	$ 78,176		$ 67,187

[1]	Amounts in the comparative periods have been re-presented to account for the impact of discontinued operations and the reclassification of items classified as "cost of revenue" in the consolidated financial statements for the years ended December 31, 2018 and 2019. See Notes 2 and 9 for additional information.
[2]	Technology licensing and other revenue in 2019 include US$18,632 thousand related to professional services provided to associates and other related parties of the Group (2018: US$18,319 thousand and 2017: US$3,216 thousand).
[3]	No other individual country exceeded 10% of total revenue.